UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-12306
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Dennis H. Leibowitz           New York, New York      August 13, 2007
-----------------------------      -------------------      ----------------
    [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          19
                                               -------------

Form 13F Information Table Value Total:         $197,732
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE

                                                         FORM 13F INFORMATION TABLE
            COLUMN 1           COLUMN 2        COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
                                                          VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
24/7 REAL MEDIA INC            COM NEW         901314203    9,971     850,000  SH            SOLE              850,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC        COM             00971T101   10,155     213,600  SH            SOLE              213,600     0     0
------------------------------------------------------------------------------------------------------------------------------------
CENTENNIAL COMMUNCTNS CORP N   CL A NEW        15133V208   10,622   1,036,300  SH            SOLE            1,036,300     0     0
------------------------------------------------------------------------------------------------------------------------------------
COGENT COMM GROUP INC          COM NEW         19239V302    6,996     224,100  SH            SOLE              224,100     0     0
------------------------------------------------------------------------------------------------------------------------------------
DOBSON COMMUNICATIONS CORP     CL A            256069105   11,091     890,160  SH            SOLE              890,160     0     0
------------------------------------------------------------------------------------------------------------------------------------
ESCHELON TELECOM INC           COM             296290109    6,887     231,814  SH            SOLE              231,814     0     0
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109   14,803     310,000  SH            SOLE              310,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
GATEHOUSE MEDIA INC            COM             367348109    5,587     293,900  SH            SOLE              293,900     0     0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC             COM SER A       530555101   11,534     270,000  SH            SOLE              270,000     0     0
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LIBERTY GLOBAL INC             COM SER C       530555309    3,983      97,998  SH            SOLE               97,998     0     0
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA HLDG CORP        INT COM SER A   53071M104   11,270     500,000  SH            SOLE              500,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC                 COM             538146101    6,171   1,107,980  SH            SOLE            1,107,980     0     0
------------------------------------------------------------------------------------------------------------------------------------
NEXSTAR BROADCASTING GROUP I   CL A            65336K103    6,902     462,000  SH            SOLE              462,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                  CL B NEW        62913F201   15,660     180,000  SH            SOLE              180,000     0     0
------------------------------------------------------------------------------------------------------------------------------------
NUTRI SYS INC NEW              COM             67069D108   14,376     200,000  SH            SOLE              200,000     0     0
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R H DONNELLEY CORP             COM NEW         74955W307   12,593     165,000  SH            SOLE              165,000     0     0
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RURAL CELLULAR CORP            CL A            781904107   13,816     320,493  SH            SOLE              320,493     0     0
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TIME WARNER TELECOM INC        CL A            887319101   10,045     499,000  SH            SOLE              499,000     0     0
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VALUECLICK INC                 COM             92046N102   15,270     500,000  SH            SOLE              500,000     0     0
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